Employee Benefits	12 Months Ended
Dec. 31, 2021
Disclosure of employee benefits [text block] [Abstract]
Employee Benefits

Note 18 – Employee Benefits

As regards share-based payments, see Note 19 on share-based payments.

As regards benefits to key management employees, see Note 23 on related and interested parties.

A.	Composition of employee benefits:

December 31,
2021
Thousands USD
Presented under current liabilities – other payables:
Short-term employee benefits	(234)
Total	(234)

Presented under non-current liabilities – employee benefits:
Recognized liability for defined benefit plan, net	(4,145)
Total	(4,145)

B.	Post-employment benefit plans – defined benefit plan

Essemtec, a subsidiary of the Company, located in Switzerland, participates in a defined benefit plan. Employees in Switzerland are insured against the risks of old age, death and disability. Essemtec is affiliated to the collective foundation Bâloise Collective BVG foundation. The supreme governing body of the pension fund is the Foundation Council, which is made up of an equal number of representatives from the employees and the employer. The pension fund rules, together with the legal provisions concerning occupational pension plans, constitute the formal regulatory framework of the pension plan. Individual retirement savings accounts are maintained for each beneficiary, which savings contributions varying with age are credited to as well as any interest which accrues. The rate of interest to be applied to the retirement savings accounts is set each year by the Foundation Council, having regard to the financial situation of the pension fund. The amounts credited to the individual savings accounts are funded by savings contributions from both the employer and employees. In addition, the employer pays risk contributions to fund death and disability benefits.

The standard retirement age is 64 for women and 65 for men. Employees are entitled to early retirement with a reduced old-age pension. The amount of the old-age pension is the result of multiplying the individual retirement savings account at the time of retirement by a conversion rate set out in the pension-fund rules. The retirement benefits can also be paid out in the form of a capital payment either in full or in part. The amount of disability pensions is determined as a percentage of the insured salary and is independent of the number of years of service.

The Group’s defined benefit obligations and the related defined benefit costs are determined at each balance sheet date by a qualified actuary using the Projected Unit Credit Method. The amount recognized in the consolidated balance sheet represents the present value of the defined benefit obligations reduced by the fair value of plan assets. Any surplus resulting from this calculation is limited to the present value of any economic benefits available in the form of refunds from the plans or reductions in future contributions to the plans.

1)	Plan assets

As of December 31, 2021, plan assets were comprised of qualifying insurance policies of $11,671 thousand (December 31, 2020: $0).

2)	Movement in net defined benefit liabilities (assets) and in their components

	Defined benefit obligation		Fair value of plan assets		Net defined benefit liability (asset)
	2020	2021	2020	2021	2020	2021
	Thousands USD	Thousands USD	Thousands USD	Thousands USD	Thousands USD	Thousands USD
Balance as of January 1	-	-	-	-	-	-
Included in other comprehensive income
Effect of movements in exchange rates	-	91	-	(67)	-	24
Other movements
Changes from business combinations and loss of control	-	(15,907)	-	11,738	-	(4,169)
Balance as of December 31	-	(15,816)	-	11,671	-	(4,145)

3)	The defined benefit liability is attributed to the plans’ participants as follows:

-	Active members: 93.6% (2020: 0%)
-	Pensioners: 6.4% (2020: 0%)

4)	Actuarial assumptions and sensitivity analysis

Principal actuarial assumptions at the reporting date (expressed as weighted averages):

2021
%
Discount rate as of December 31	0.4
Future salary growth	1
Interest rate on the savings account	0.75
Price inflation	1
Future pension growth	0

Assumptions regarding future mortality are based on published statistics and mortality tables (BVG 2020 generational).

The calculation of the defined benefit obligation is sensitive to the mortality assumptions in accepted mortality tables. As a result, an increase of one year in average life would cause an increase in the defined benefit obligation of $ 248 thousand as of December 31, 2021.

Reasonably possible changes at the reporting date to one of the relevant actuarial assumptions, holding other assumptions constant, would have affected the defined benefit obligation by the amounts shown below:

	December 31,
	0.5 percentage point increase	0.5 percentage point decrease
	2021	2021
	Thousands USD	Thousands USD
Future salary growth	(100)	95.59
Discount rate	1,173	(1,350)

5)	Effect of the plan on the Group’s future cash flows

The Group expects $469 thousand in contributions to be paid to the funded defined benefit plan in 2022.

The Group estimates the plan’s duration (based on weighted average) to be 15.9 years at the end of the reporting period.